Fees Summary	Aug. 05, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,995,180,000.00
Previously Paid Amount	0.00
Total Fee Amount	305,462.07
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,000,000,000.
Net Fee	$ 305,462.07
Narrative - Max Aggregate Offering Amount | shares	2,000,000,000
Final Prospectus	true